CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents	$ 314,673	$ 330,017
Short-term investments	6,299	6,019
Trade receivables, net of allowances for credit losses of $21,387 and $19,493, respectively	584,581	473,511
Grower advance receivables, net of allowances for credit losses of $34,496 and $29,304, respectively	166,634	104,956
Other receivables, net of allowances for credit losses of $14,782 and $15,248, respectively	154,055	125,951
Inventories, net of allowances of $4,085 and $4,178, respectively	448,863	430,168
Prepaid expenses	68,330	68,918
Other current assets	20,708	15,111
Fresh Vegetables current assets held for sale	0	281,990
Other assets held for sale	1,653	1,419
Total current assets	1,765,796	1,838,060
Long-term investments	14,198	14,630
Investments in unconsolidated affiliates	142,712	129,322
Actively marketed property	55,887	45,778
Property, plant and equipment, net of accumulated depreciation of $605,881 and $502,062, respectively	1,118,915	1,120,366
Operating lease right-of-use assets	352,708	341,722
Goodwill	449,180	429,590
DOLE brand	306,280	306,280
Other intangible assets, net of accumulated amortization of $132,626 and $118,956, respectively	20,502	25,238
Other assets	140,962	112,893
Deferred tax assets, net	85,695	82,484
Total assets	4,452,835	4,446,363
LIABILITIES AND EQUITY
Accounts payable	706,669	648,591
Income taxes payable	36,516	42,753
Accrued liabilities	489,299	443,145
Bank overdrafts	14,706	11,443
Current portion of long-term debt, net	57,445	80,097
Current maturities of operating leases	68,192	64,357
Payroll and other tax	26,348	28,056
Contingent consideration	4,652	3,399
Pension and other postretirement benefits	18,114	18,491
Fresh Vegetables current liabilities held for sale	0	214,387
Dividends payable and other current liabilities	38,428	14,696
Total current liabilities	1,460,369	1,569,415
Long-term debt, net	899,299	866,075
Operating leases, less current maturities	290,290	280,896
Deferred tax liabilities, net	76,720	84,712
Income taxes payable, less current portion	0	6,210
Contingent consideration, less current portion	1,202	4,007
Pension and other postretirement benefits, less current portion	129,617	129,870
Other long-term liabilities	75,479	70,260
Total liabilities	2,932,976	3,011,445
Contingencies (See Note 16)
Redeemable noncontrolling interests	$ 32,568	$ 35,554
Common stock, shares outstanding (in shares)	95,163	95,041
Stockholders’ equity:
Common stock — $0.01 par value; 300,000 shares authorized; 95,163 and 95,041 shares outstanding as of September 30, 2025 and December 31, 2024, respectively	$ 952	$ 950
Additional paid-in capital	800,225	801,099
Retained earnings	687,242	657,430
Accumulated other comprehensive loss	(108,529)	(166,180)
Total equity attributable to Dole plc	1,379,890	1,293,299
Equity attributable to noncontrolling interests	107,401	106,065
Total equity	1,487,291	1,399,364
Total liabilities, redeemable noncontrolling interests and equity	$ 4,452,835	$ 4,446,363